Short-Term Bank Credit And Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Short-term Debt [Line Items]
Short-term bank credit and loans	$ 27,676	$ 312,993
Short-term loans
Short-term Debt [Line Items]
Short-term bank credit and loans	27,676	312,589
Short-term bank credit
Short-term Debt [Line Items]
Short-term bank credit and loans	$ 0	$ 404
Minimum | London Interbank Offered Rate (LIBOR) | Short-term bank credit
Short-term Debt [Line Items]
Debt Instrument, Interest Rate During Period	1.00%
Minimum | Interest Rate Cap [Member] | Short-term bank credit
Short-term Debt [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.10%
Maximum | London Interbank Offered Rate (LIBOR) | Short-term bank credit
Short-term Debt [Line Items]
Debt Instrument, Interest Rate During Period	1.30%
Maximum | Interest Rate Cap [Member] | Short-term bank credit
Short-term Debt [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.10%